Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (a)	Summary Compensation Table Total for First PEO(1) (b)	Summary Compensation Table Total for Second PEO(1) (b)	Compensation Actually Paid to First PEO(1)(2) (c)	Compensation Actually Paid to Second PEO(1)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) (e)	Value of Initial Fixed $100 Investment Based On TSR (f)	Net Income (Loss) (g)

2024	$3,863,800	-	$3,568,123	-	$3,013,855	$2,728,243	$8.07	$(40,912,000)

2023	$1,625,988	$50,000	$1,625,988	$50,000	$2,564,945	$2,058,802	$11.10	$(79,080,800)

2022	$92,635	$136,330	$(3,799,561)	$136,330	$246,343	$(1,051,056)	$1.81	$(13,418,814)

Named Executive Officers, Footnote [Text Block]

(1)	The first PEO and, if applicable, the second PEO reflected in the table for each of 2024, 2023 and 2022 are as follows:

2024: Edward Kovalik (First PEO) and Second PEO not applicable

2023: Edward Kovalik (First PEO) and John D. Maatta (Second PEO)

2022: Scott D. Kaufman (First PEO) and John D. Maatta (Second PEO)

Adjustment To PEO Compensation, Footnote [Text Block]

	2024	2023	2022
FIRST PEO SUMMARY COMPENSATION TABLE TOTALS	$3,863,800	$1,625,988	$92,635
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(2,750,000)	—	—
Fair value at year end of equity awards granted during the year	2,454,323	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	—
Change in fair value of equity awards granted in current year that vested during the year	—	—	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—	—
Equity awards granted in prior years that were forfeited during the year	—	—	(3,892,196)
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	$(295,677)	—	$(3,892,196)
COMPENSATION ACTUALLY PAID TOTALS	$3,568,123	$1,625,988	$(3,799,561)

	2023	2022
SECOND PEO SUMMARY COMPENSATION TABLE TOTALS	$50,000	$136,330
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	—	—
Fair value at year end of equity awards granted during the year	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—
Change in fair value of equity awards granted in current year that vested during the year	—	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—
Equity awards granted in prior years that were forfeited during the year	—	—
Dividends or other earnings paid on equity awards during the year	—	—
Total Equity Award Related Adjustments	—	—
COMPENSATION ACTUALLY PAID TOTALS	$50,000	$136,330

NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	[1]	$ 3,013,855	$ 2,564,945	$ 246,343
COMPENSATION ACTUALLY PAID TOTALS	[1],[2]	$ 2,728,243	2,058,802	(1,051,056)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2024	2023	2022
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$3,013,855	$2,564,945	$246,343
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(1,900,000)	(1,457,143)	—
Fair value at year end of equity awards granted during the year	1,614,388	951,000	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	—
Change in fair value of equity awards granted in current year that vested during the year	—	—	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—	—
Equity awards granted in prior years that were forfeited during the year	—	—	(1,297,399)
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	$(285,612)	$(506,143)	$(1,297,399)
COMPENSATION ACTUALLY PAID TOTALS	$2,728,243	$2,058,802	$(1,051,056)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 8.07	11.10	1.81
Net Income (Loss) Attributable to Parent		$ (40,912,000)	$ (79,080,800)	$ (13,418,814)
PEO Name		Edward Kovalik (First PEO) and Second PEO not applicable	Edward Kovalik (First PEO) and John D. Maatta (Second PEO)	Scott D. Kaufman (First PEO) and John D. Maatta (Second PEO)
Additional 402(v) Disclosure

(2)	The company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate CAP in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEOs and non-PEO NEOs in each respective year.

First PEO [Member] | Fair Value of Equity Awards Granted During the Year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments		$ (2,750,000)
First PEO [Member] | Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments		2,454,323
First PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
First PEO [Member] | Change in Fair Value of Equity Awards Granted in Current Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
First PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
First PEO [Member] | Equity Awards Granted in Prior Years that were Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments				(3,892,196)
First PEO [Member] | Dividends or Other Earnings Paid on Equity Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
First PEO [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments		(295,677)		(3,892,196)
Second PEO [Member] | Fair Value of Equity Awards Granted During the Year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
Second PEO [Member] | Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
Second PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
Second PEO [Member] | Change in Fair Value of Equity Awards Granted in Current Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
Second PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
Second PEO [Member] | Equity Awards Granted in Prior Years that were Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
Second PEO [Member] | Dividends or Other Earnings Paid on Equity Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
Second PEO [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During the Year from the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments		(1,900,000)	(1,457,143)
Non-PEO NEO [Member] | Fair Value at Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments		1,614,388	951,000
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that were Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Current Year that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years that were Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments				(1,297,399)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments
Non-PEO NEO [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Equity Award Related Adjustments		(285,612)	(506,143)	(1,297,399)
First PEO [Member]
Pay vs Performance Disclosure [Table]
SECOND PEO SUMMARY COMPENSATION TABLE TOTALS	[1]	3,863,800	1,625,988	92,635
COMPENSATION ACTUALLY PAID TOTALS	[1],[2]	3,568,123	1,625,988	(3,799,561)
Second PEO [Member]
Pay vs Performance Disclosure [Table]
SECOND PEO SUMMARY COMPENSATION TABLE TOTALS			50,000	136,330
COMPENSATION ACTUALLY PAID TOTALS	[1],[2]		50,000	136,330
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS		3,013,855	2,564,945	246,343
COMPENSATION ACTUALLY PAID TOTALS		$ 2,728,243	$ 2,058,802	$ (1,051,056)

[1]	The first PEO and, if applicable, the second PEO reflected in the table for each of 2024, 2023 and 2022 are as follows:
[2]	The company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate CAP in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEOs and non-PEO NEOs in each respective year.